Principal accounting policies (Convenience Translation - Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 29, 2017
Convenience translation
Rate of translations of amounts from RMB into US$						6.5063
Impairment of long-lived assets
Impairment charges of intangible assets			¥ 3,828	¥ 57,199
Advertising Revenue	¥ 112,778		41,685	¥ 62,740
Subsequent Event [Member]
New accounting pronouncements and changes in accounting principles
New Accounting Pronouncement or Change in Accounting Principle, Reclassification From AOCI To Retained Earnings					¥ 87,802
Accounting Standards Update 2015-17 [Member]
Deferred costs, noncurrent
Deferred Tax Assets, Net, Noncurrent			¥ 107,309
Use Rights [Member]
Finite-lived intangible assets, net
Useful life of intangible assets	40 years	40 years